UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22986

ETFS TRUST

(Exact name of registrant as specified in charter)

405 Lexington Avenue

New York, New York 10174

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (646) 846-3130

Date of fiscal year end: December 31

Date of reporting period: December 31, 2016

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

ETFS Trust

Annual Report

December 31, 2016

ETFS Zacks Earnings Large-Cap U.S. Index Fund

ETFS Zacks Earnings Small-Cap U.S. Index Fund

ETFS Trust
Table of Contents

ETFS Trust
Management Discussion of Fund Performance (Unaudited)

Executive Summary

The following is meant to be a brief, but meaningful review, describing the market behavior of the funds, what’s driven their performance and overall returns.

#	SECTION
1	Investment Objective – ZLRG and ZSML
2	Index Construction – ZLRG and ZSML
3	Performance – ZLRG
4	Sector and Holdings – ZLRG
5	Performance – ZSML
6	Sector and Holdings – ZSML

The funds covered in this discussion are:

FUND NAME	FUND TICKER (BLOOMBERG)
ETFS Zacks Earnings Large-Cap U.S. Index Fund	ZLRG US
ETFS Zacks Earnings Small-Cap U.S. Index Fund	ZSML US

The indices covered in this discussion are:

INDEX NAME	INDEX TICKER (BLOOMBERG)
Zacks Earnings Large-Cap US Index Total Return	ZAXERNLT Index
Zacks Earnings Small-Cap US Index Total Return	ZAXERNST Index
S&P 500 Total Return Index	SPTR Index
Russell 2000 Total Return Index	RU20INTR Index

ETFS Trust
Management Discussion of Fund Performance (Unaudited) (continued)

1.	Investment Objective – ZLRG and ZSML (Please see page 24, Note 14, Subsequent Events)

▪	ETFS Zacks Earnings Large-Cap U.S. Index Fund (ZLRG) seeks to track the price and yield performance, before fees and expenses, of the Zacks Earnings Large-Cap U.S. Index. The ZLRG universe consists of the 1,000 largest US companies listed on US exchanges.

▪	The ETFS Zacks Earnings Small-Cap U.S. Index Fund (ZSML) seeks to track the price and yield performance, before fees and expenses, of the Zacks Earnings Small-Cap U.S. Index. The ZSML universe consists of the 1001st to 3000th largest US companies listed on US exchange.

2.	Index Construction - ZLRG and ZSML

Fundamental valuation is based on the premise that a stock’s intrinsic value is the sum of its discounted future cash flows. These cash flows are a company’s future projected earnings which are estimated by the brokerage analysts who analyze all facets that can have an impact on the company’s current earnings and its ability to generate earnings in the future. Therefore, the brokerage analysts’ main task is to forecast what a company Earnings per Share (EPS) will be, in other words, to provide earnings estimates.

Both underlying Indices to the ZLRG and ZSML can be decomposed into two building blocks: First is the Zacks Performance Rank, and second is Zacks Earnings Quality models:

“Zacks Performance Rank”

Zacks Performance Rank is a proprietary model which is based on trends in earnings estimates revisions and earnings surprise. The Zacks Performance Rank groups stocks into five categories: #1 Strong Buy, #2 Buy, #3 Hold, #4 Sell, and #5 Strong Sell. The Zacks Performance Rank #1 Strong Buy comprises all the stocks which are categorized as having a Zacks #1 Strong Buy rating. Stocks are continually re-rated by Zacks, therefore a stock categorized as Strong Buy, and therefore a member of the Zacks Performance Rank #1 Strong Buy may in the future be downgraded and thus move out of this category.

STEP 1	Stocks are ranked from #1 to #5 using the four factors below:

Agreement	The extent to which all brokerage analysts are revising their earnings estimates in the same direction
Magnitude	The size by which the consensus has changed
Upside	The difference between the most accurate or latest estimate and the consensus estimate
Surprise	Takes into account the last few quarters of EPS surprise

STEP 2	Distribute the ratings so that the stocks with the highest conviction can be identified:

Distribution	Unlike other brokerage analysts’ recommendations which are highly biased towards hold/buy/strong buy ratings, the Zacks Performance Rank will normally distribute the stocks with 5% representing ‘Strong Buy’-rating, 15% ‘Buy’, 60% ‘Hold’, 15% ‘Sell’ and 5% ‘Strong Sell’. This way, investors are truly able to identify those stocks which are positioned with the strongest rated buy convictions.

Zacks Earnings Quality

The accrual concept is a powerful feature in financial accounting which involves the anticipation of probable future economic benefits (e.g. cash inflows) and obligations (e.g. cash outflows). This allows financial statements to recognize revenues and expenses at the point in time the transaction or event occurs as opposed to when cash exchanges hands. Utilizing this concept, a company’s Reported Earnings can be decomposed into two elements: Cash Earnings and Accrued Earnings (accruals). Cash Earnings are immutable, however Accrued Earnings, i.e. the estimated value assigned to the anticipated future economic benefit is subject to company management guidance within a framework of regulation.

ETFS Trust
Management Discussion of Fund Performance (Unaudited) (continued)

REPORTED EARNINGS - DECOMPOSITION

Zacks Investment Research developed a proprietary model, Zacks Earning Quality, which analyzes a company’s’ Reported Earnings and systematically decomposes the figures in order to determine the Accrued Earnings relative to company size, thereby establishing the level of Earnings Quality. The proprietary model then ranks the stocks from highest quality to lowest.

ZACKS EARNING QUALITY

Reported Earnings:	Zacks Propriety Model:	Zacks Earnings Quality:
Financial statements from public companies	decomposes Reported Earnings into 2 elements	Ranks stocks from highest Earnings Quality to lowest

ETF Securities has collaborated with Zacks Investment Research to provide investors with a simple and efficient method to access their proprietary models - ZACKS PERFORMANCE RANK and ZACKS EARNINGS QUALITY, resulting in the creation of the Zacks Earnings Indices [Figure 3]. After combining the two models the indices apply a risk management overlay which minimizes sector bias via equal weighting each sector, and subsequently equal weighting each stock within each sector. ETF Securities has launched the first ETFs to provide simple and efficient exposure to Zacks extensive experience with earnings analysis.

“PUTTING IT ALL TOGETHER”

ETFS Trust

Management Discussion of Fund Performance (Unaudited) (continued)

3.	Performance – ZLRG

In the below, we compare a hypothetical investment in the fund, and the corresponding underlying index with a US$ 10,000 amount since fund inception to end of 2016:

●	An initial investment of US$ 10,000 on January 20, 2015 in the ZLRG fund would have risen to US$ 10,899 by December 31, 2016. The same investment in the underlying index – ZAXERNLT Index - over the same time period would have risen to US$ 11,236. The difference reflecting management fees and tracking error. A similar investment in the S&P 500 index would see yield US$ 11,546 as of December 31, 2016.

ZLRG Total Return NAV versus ZAXERNLT Index

Source: ETF Securities (US)

The below table displays (i) the fund’s NAV, (ii) the fund’s market value total return, and (iii) the total return of the applicable underlying index to the fund. It should be noted that (i), (ii), and (iii) reflect the performance for the trailing one year period ending December 31, 2016 and the period from the listed inception date through December 31, 2016.

TABLE: FUND/INDEX PERFORMANCE SINCE INCEPTION

FUND / INDEX		1 YEAR RETURN (%) ending December 31, 2016	SINCE INCEPTION RETURN (%) ending December 31, 2016	INCEPTION DATE
ZLRG US	Expense Ratio of 1.24% as noted in the prospectus dated May 2, 2016.
	NAV TOTAL RETURN	15.79%	4.79%	01/20/2015
	MARKET VALUE TOTAL RETURN *	15.17%	4.73%	01/20/2015
	ZAXERNLT (UNDERLYING INDEX) TOTAL RETURN	15.41%	6.48%	01/20/2015
	S&P 500 TOTAL RETURN INDEX	11.96%	7.67%	01/20/2015

* Market Price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times

Source: ETF Securities (US)

Performance represents past performance; current returns may be lower or higher. Past performance does not guarantee future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. All returns reflect reinvested dividends and capital gains distributions, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions

To obtain performance through the most recent month end, call 844-ETFS-BUY (844-383-7289).

ETFS Trust

Management Discussion of Fund Performance (Unaudited) (continued)

4.	Sector and Holdings – ZLRG

ZLRG: SECTOR WEIGHTS – (as of 12/31/2016)

The three largest sector concentrations of ZLRG as of 2016 year end are as follows:

■	Industrials
■	Consumer Discretionary
■	Materials

The Utilities sector was the biggest contributor over the holding period (01/01/2016 - 12/31/2016) at 4.21%, followed by Consumer Staples at 1.27%. Largest detractors were Energy and Consumer Discretionary, at -10.70% and -10.90%, respectively.

The Industrials sector started at 30.84% weight at inception, and fell to 29.22% as of 12/31/2016; as displayed in the pie chart on the left hand side. It was - on average - also the largest weight throughout the holding period roughly twice that of the second largest weight – on average – which was Consumer Discretionary, at 18.40%.

Holdings are subject to change	Source: ETF Securities (US)

TOP 10 HOLDINGS (as of 12/31/2016)

ZLRG HOLDINGS (as of 12/31/2016)

#	COMPANY NAME	TICKER	WEIGHT (%)
1	TEXTRON INC	MMM US	1.91
2	MARTIN MARIETTA MATERIALS	BA US	1.91
3	BOEING CO/THE	CNR CN	1.80
4	UNITED TECHNOLOGIES CORP	CSX US	1.65
5	GENERAL ELECTRIC CO	DE US	1.63
6	RAYTHEON COMPANY	EXPD US	1.60
7	3M CO	FAST US	1.55
8	L3 TECHNOLOGIES INC	GE US	1.54
9	DANAHER CORP	JBHT US	1.53
10	SHERWIN-WILLIAMS CO/THE	INFO US	1.48

Source: ETF Securities (US)

ETFS Trust

Management Discussion of Fund Performance (Unaudited) (continued)

5.	Performance – ZSML

In the below, we compare a hypothetical investment in the fund, and the corresponding underlying index with a US$ 10,000 amount since fund inception to end of 2016:

●	An initial investment of US$ 10,000 on January 20, 2015 in the ZSML fund would have risen to US$ 10,614 by December 31, 2016. The same investment in the underlying index – ZAXERNST Index - over the same time period would have risen to US$ 11,044. As with the previous fund/index, the difference is reflected by a combination of management fees and tracking error. A similar investment in the Russell 2000 index would see yield US$ 11,934 as of December 31, 2016.

ZSML Total Return NAV versus ZAXERNST Index

Source: ETF Securities (US)

The below table displays (i) the fund’s NAV, (ii) the fund’s market value total return, and (iii) the total return of the applicable underlying index to the fund. It should be noted that (i), (ii), and (iii) reflect the performance for the trailing one year period ending December 31, 2016 and the period from the listed inception date through December 31, 2016.

TABLE: FUND/INDEX PERFORMANCE SINCE INCEPTION

FUND / INDEX		1 YEAR RETURN (%) ending December 31, 2016	SINCE INCEPTION RETURN (%) ending December 31, 2016	INCEPTION DATE
ZSML US	Expense Ratio of 1.38% as noted in the prospectus dated May 2, 2016.
	NAV TOTAL RETURN	19.04%	3.34%	01/20/2015
	MARKET VALUE TOTAL RETURN *	18.16%	3.28%	01/20/2015
	ZAXERNST (UNDERLYING INDEX) TOTAL RETURN	21.69%	5.07%	01/20/2015
	RUSSELL 2000 TOTAL RETURN INDEX	21.31%	9.51%	01/20/2015

* Market Price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times

Source: ETF Securities (US)

Performance represents past performance; current returns may be lower or higher. Past performance does not guarantee future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. All returns reflect reinvested dividends and capital gains distributions, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions

To obtain performance through the most recent month end, call 844-ETFS-BUY (844-383-7289).

ETFS Trust

Management Discussion of Fund Performance (Unaudited) (concluded)

6.	Sector and Holdings – ZSML

ZSML: SECTOR WEIGHTS – (as of 12/31/2016)

The three largest sector concentrations of ZSML are as follows:

■	Industrial
■	Consumer Discretionary
■	Materials

The Consumer Discretionary sector was the biggest contributor over the holding period (01/01/2016 – 12/31/2016) at 3.45%, followed by Industrials at 3.26%. Largest detractors were Utilities and Health Care, at -1.62% and -1.11%, respectively.

The Industrials sector started at a weight of 24.02% at inception, and over the year fell to 29.64%; as displayed in the pie chart on the left hand side. It was – on average – also the largest weight throughout the holding period. Second largest sector holding was Consumer Discretionary at 20.50%.

Holdings are subject to change	Source: ETF Securities (US)

TOP 10 HOLDINGS (as of 12/31/2016)

ZSML HOLDINGS (as of 12/31/2016)

#	COMPANY NAME	TICKER	WEIGHT (%)
1	MANPOWERGROUP INC	MAN US	3.83
2	VISTEON CORP	VC US	3.49
3	BORGWARNER INC	BWA US	3.49
4	AVIS BUDGET GROUP INC	CAR US	3.40
5	SPIRIT AEROSYSTEMS HOLD-CLA	SPR US	2.78
6	B/E AEROSPACE INC	BEAV US	2.47
7	LEIDOS HOLDINGS INC	LDOS US	2.45
8	NRG ENERGY INC	NRG US	2.27
9	PINNACLE FOODS INC	PF US	2.21
10	POST HOLDINGS INC	POST US	2.17

Source: ETF Securities (US)

Schedule of Portfolio Investments
ETFS Zacks Earnings Large-Cap U.S. Index Fund
December 31, 2016

Investments	Shares	Value ($)
COMMON STOCKS - 98.3%
Aerospace & Defense - 8.5%
Boeing Co. (The)	156	24,286
L-3 Communications Holdings, Inc.	136	20,687
Raytheon Co.	152	21,584
Textron, Inc.	529	25,688
United Technologies Corp.	203	22,253
		114,498
Air Freight & Logistics - 1.3%
Expeditors International of Washington, Inc.	320	16,947

Auto Components - 2.0%
Delphi Automotive plc	197	13,268
Goodyear Tire & Rubber Co. (The)	425	13,120
		26,388
Automobiles - 1.1%
Harley-Davidson, Inc.	260	15,168

Banks - 2.3%
BB&T Corp.	99	4,655
Fifth Third Bancorp	183	4,935
JPMorgan Chase & Co.	57	4,919
KeyCorp.	308	5,627
PNC Financial Services Group, Inc. (The)	42	4,912
Regions Financial Corp.	380	5,457
		30,505
Biotechnology - 0.5%
Regeneron Pharmaceuticals, Inc.*	19	6,975

Building Products - 1.4%
Masco Corp.	600	18,972

Capital Markets - 1.5%
Charles Schwab Corp. (The)	118	4,658
Invesco Ltd.	121	3,671
Moody’s Corp.	34	3,205
T Rowe Price Group, Inc.	57	4,290
TD Ameritrade Holding Corp.	105	4,578
		20,402
Chemicals - 3.8%
AdvanSix, Inc.*	6	133
Ecolab, Inc.	85	9,964
Potash Corp. of Saskatchewan, Inc.	630	11,396
Praxair, Inc.	86	10,078
Sherwin-Williams Co. (The)	74	19,887
		51,458
Commercial Services & Supplies - 2.3%
Republic Services, Inc.	272	15,517
Waste Management, Inc.	215	15,246
		30,763
Construction Materials - 1.9%
Martin Marietta Materials, Inc.	116	25,697

Consumer Finance - 0.7%
Discover Financial Services	67	4,830
Synchrony Financial	134	4,860
		9,690
Containers & Packaging - 2.0%
Ball Corp.	171	12,837
Sealed Air Corp.	299	13,557
		26,394
Distributors - 1.9%
Genuine Parts Co.	136	12,993
LKQ Corp.*	395	12,107
		25,100
Diversified Telecommunication Services - 0.4%
CenturyLink, Inc.	250	5,945

Electric Utilities - 1.2%
Exelon Corp.	248	8,801
Southern Co. (The)	161	7,920
		16,721
Electrical Equipment - 1.1%
Rockwell Automation, Inc.	112	15,053

Equity Real Estate Investment Trusts (REITs) - 3.6%
Crown Castle International Corp.	39	3,384
Duke Realty Corp.	137	3,639
Equinix, Inc.	10	3,574
HCP, Inc.	99	2,942
Host Hotels & Resorts, Inc.	241	4,540
Kimco Realty Corp.	130	3,271
Quality Care Properties, Inc.*	19	295
UDR, Inc.	104	3,794
VEREIT, Inc.	360	3,046
Weyerhaeuser Co.	644	19,378
		47,863
Food & Staples Retailing - 2.2%
Kroger Co. (The)	309	10,664
Sysco Corp.	169	9,358
Whole Foods Market, Inc.	323	9,935
		29,957
Food Products - 3.0%
Conagra Brands, Inc.	175	6,921
Hershey Co. (The)	87	8,999
Lamb Weston Holdings, Inc.*	58	2,195
McCormick & Co., Inc. (Non-Voting)	82	7,653
Mead Johnson Nutrition Co.	105	7,430
Tyson Foods, Inc., Class A	110	6,785
		39,983
Health Care Equipment & Supplies - 4.5%
Baxter International, Inc.	157	6,961
Danaher Corp.	264	20,550
DexCom, Inc.*	85	5,074
Edwards Lifesciences Corp.*	62	5,809
Hologic, Inc.*	197	7,904
ResMed, Inc.	115	7,136
Varian Medical Systems, Inc.*	78	7,003
		60,437
Health Care Providers & Services - 0.5%
AmerisourceBergen Corp.	92	7,193

Health Care Technology - 0.4%
Cerner Corp.*	122	5,779

Hotels, Restaurants & Leisure - 2.2%
Aramark	221	7,894
Marriott International, Inc., Class A	135	11,162
MGM Resorts International*	359	10,350
		29,406

See accompanying notes to the financial statements.

Schedule of Portfolio Investments
ETFS Zacks Earnings Large-Cap U.S. Index Fund (continued)
December 31, 2016

Investments	Shares	Value ($)
COMMON STOCKS (continued)
Household Durables - 0.5%
Garmin Ltd.	142	6,886

Household Products - 1.1%
Church & Dwight Co., Inc.	171	7,556
Colgate-Palmolive Co.	111	7,264
		14,820
Industrial Conglomerates - 3.2%
3M Co.	117	20,893
General Electric Co.	694	21,930
		42,823
Insurance - 0.3%
Unum Group	106	4,656

Internet Software & Services - 1.0%
Facebook, Inc., Class A*	56	6,443
MercadoLibre, Inc	49	7,651
		14,094
IT Services - 2.1%
Paychex, Inc.	237	14,429
Western Union Co. (The)	659	14,313
		28,742
Machinery - 3.3%
Deere & Co.	160	16,487
PACCAR, Inc.	238	15,208
Xylem, Inc.	268	13,271
		44,966
Media - 1.5%
Comcast Corp., Class A	142	9,805
Sirius XM Holdings, Inc.	2,240	9,968
		19,773
Metals & Mining - 3.5%
Barrick Gold Corp.	580	9,268
Franco-Nevada Corp.	148	8,845
Newmont Mining Corp.	262	8,926
Nucor Corp.	208	12,380
Silver Wheaton Corp.	380	7,342
		46,761
Multiline Retail - 0.6%
Nordstrom, Inc.	176	8,436

Multi-Utilities - 4.4%
Ameren Corp.	166	8,708
CenterPoint Energy, Inc.	355	8,747
CMS Energy Corp.	196	8,158
Consolidated Edison, Inc.	110	8,105
Dominion Resources, Inc.	111	8,502
Public Service Enterprise Group, Inc.	197	8,644
SCANA Corp.	114	8,354
		59,218
Oil, Gas & Consumable Fuels - 5.2%
Antero Resources Corp.*	339	8,017
Cabot Oil & Gas Corp.	355	8,293
Continental Resources, Inc.*	177	9,123
Enbridge, Inc.	206	8,677
Kinder Morgan, Inc.	404	8,367
Newfield Exploration Co.*	211	8,545
ONEOK, Inc.	159	9,128
Targa Resources Corp.	186	10,429
		70,579

Personal Products - 0.5%
Coty, Inc., Class A	350	6,408

Pharmaceuticals - 1.1%
Merck & Co., Inc.	123	7,241
Pfizer, Inc.	222	7,211
		14,452
Professional Services - 1.0%
IHS Markit Ltd.*	365	12,925

Road & Rail - 5.3%
Canadian National Railway Co.	258	17,389
CSX Corp.	551	19,798
JB Hunt Transport Services, Inc.	202	19,608
Kansas City Southern	176	14,934
		71,729
Semiconductors & Semiconductor Equipment - 1.3%
Broadcom Ltd.	39	6,894
NVIDIA Corp.	99	10,567
		17,461
Software - 3.0%
Electronic Arts, Inc.*	106	8,349
Microsoft Corp.	122	7,581
Red Hat, Inc.*	86	5,994
salesforce.com, Inc.*	97	6,641
ServiceNow, Inc.*	89	6,616
Workday, Inc., Class A*	77	5,089
		40,270
Specialty Retail - 2.8%
Gap, Inc. (The)	410	9,200
Ross Stores, Inc.	145	9,512
Tiffany & Co.	126	9,756
TJX Cos., Inc. (The)	123	9,241
		37,709
Technology Hardware, Storage & Peripherals - 1.4%
NetApp, Inc.	190	6,701
Xerox Corp.	1,353	11,812
		18,513
Textiles, Apparel & Luxury Goods - 2.4%
Lululemon Athletica, Inc.*	151	9,813
Michael Kors Holdings Ltd.*	196	8,424
PVH Corp	82	7,400
Under Armour, Inc., Class A*	236	6,856
		32,493
Trading Companies & Distributors - 1.8%
Fastenal Co.	219	10,289
WW Grainger, Inc.	62	14,399
		24,688
Wireless Telecommunication Services - 0.7%
Sprint Corp.*	1,034	8,706

TOTAL COMMON STOCKS (COST $1,247,469)		1,324,402

See accompanying notes to the financial statements.

Schedule of Portfolio Investments
ETFS Zacks Earnings Large-Cap U.S. Index Fund (concluded)
December 31, 2016

Investments	Shares	Value ($)
MASTER LIMITED PARTNERSHIPS - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Enterprise Products Partners LP	332	8,977
Magellan Midstream Partners LP	130	9,832

TOTAL MASTER LIMITED PARTNERSHIPS (COST $18,351)		18,809

Total Investments - 99.7% (Cost $1,265,820)		1,343,211
Other Assets Less Liabilities - 0.3%		3,945
Net assets - 100.0%		1,347,156

*	Non-income producing security.

As of December 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$122,259
Aggregate gross unrealized depreciation	$(41,751)
Net unrealized appreciation	$80,508
Federal income tax cost of investments	$1,262,703

See accompanying notes to the financial statements.

Schedule of Portfolio Investments
ETFS Zacks Earnings Small-Cap U.S. Index Fund
December 31, 2016

Investments	Shares	Value ($)
COMMON STOCKS - 99.8%
Aerospace & Defense - 5.3%
B/E Aerospace, Inc.	540	32,503
Spirit AeroSystems Holdings, Inc., Class A	626	36,527
		69,030
Airlines - 4.6%
Copa Holdings SA, Class A	186	16,894
JetBlue Airways Corp.*	950	21,299
Spirit Airlines, Inc.*	393	22,739
		60,932
Auto Components - 7.0%
BorgWarner, Inc.	1,164	45,908
Visteon Corp.	572	45,955
		91,863
Banks - 2.0%
CIT Group, Inc.	132	5,634
People’s United Financial, Inc.	304	5,886
SVB Financial Group*	44	7,553
Zions Bancorp	156	6,714
		25,787
Biotechnology - 3.7%
ACADIA Pharmaceuticals, Inc.*	132	3,807
Alkermes plc*	90	5,002
Alnylam Pharmaceuticals, Inc.*	60	2,246
Bluebird Bio, Inc.*	60	3,702
Clovis Oncology, Inc.*	114	5,064
Exelixis, Inc.*	320	4,771
Intercept Pharmaceuticals, Inc.*	26	2,825
Intrexon Corp.*	149	3,621
Ionis Pharmaceuticals, Inc.*	114	5,452
Kite Pharma, Inc.*	75	3,363
Puma Biotechnology, Inc.*	60	1,842
Sarepta Therapeutics, Inc.*	69	1,893
TESARO, Inc.*	41	5,514
		49,102
Building Products - 1.6%
Owens Corning	196	10,106
USG Corp.*	395	11,407
		21,513
Capital Markets - 0.4%
E*TRADE Financial Corp.*	166	5,752

Chemicals - 1.1%
Trinseo SA	120	7,116
Westlake Chemical Corp.	130	7,279
		14,395
Communications Equipment - 1.2%
Arista Networks, Inc.*	34	3,290
ARRIS International plc*	99	2,983
Brocade Communications Systems, Inc.	306	3,822
Ciena Corp.*	130	3,173
Finisar Corp.*	94	2,846
		16,114
Construction & Engineering - 2.6%
Dycom Industries, Inc.*	126	10,117
Fluor Corp.	199	10,451
Quanta Services, Inc.*	373	12,999
		33,567
Containers & Packaging - 3.4%
Berry Plastics Group, Inc.*	468	22,806
Packaging Corp. of America	253	21,459
		44,265
Diversified Consumer Services - 0.6%
H&R Block, Inc.	354	8,138

Diversified Financial Services - 0.5%
Voya Financial, Inc.	168	6,589

Diversified Telecommunication Services - 1.9%
Frontier Communications Corp.	6,565	22,190
Zayo Group Holdings, Inc.*	94	3,089
		25,279
Electrical Equipment - 0.2%
Sensata Technologies Holding NV*	73	2,843

Electronic Equipment, Instruments & Components - 0.6%
Fitbit, Inc., Class A*	195	1,427
Flex Ltd.*	207	2,975
Jabil Circuit, Inc.	129	3,053
		7,455
Energy Equipment & Services - 2.7%
Core Laboratories NV	46	5,522
FMC Technologies, Inc.*	173	6,147
Noble Corp. plc	808	4,783
Oceaneering International, Inc.	186	5,247
Patterson-UTI Energy, Inc.	230	6,192
Transocean Ltd.*	481	7,090
		34,981
Equity Real Estate Investment Trusts (REITs) - 3.0%
Apartment Investment &
Management Co., Class A	105	4,772
Camden Property Trust	57	4,792
CoreCivic, Inc.	347	8,488
CyrusOne, Inc.	101	4,518
DDR Corp.	277	4,230
Mid-America Apartment Communities, Inc.	50	4,896
Omega Healthcare Investors, Inc.	135	4,220
Spirit Realty Capital, Inc.	361	3,920
		39,836
Food Products - 6.1%
Pinnacle Foods, Inc.	544	29,077
Post Holdings, Inc.*	355	28,538
TreeHouse Foods, Inc.*	314	22,668
		80,283
Health Care Equipment & Supplies - 0.9%
ABIOMED, Inc.*	33	3,718
Align Technology, Inc.*	43	4,134
NuVasive, Inc.*	61	4,109
		11,961
Health Care Providers & Services - 0.6%
Envision Healthcare Corp.*	61	3,861
Molina Healthcare, Inc.*	70	3,798
		7,659
Health Care Technology - 0.5%
athenahealth, Inc.*	33	3,470
Veeva Systems, Inc., Class A*	70	2,849
		6,319

See accompanying notes to the financial statements.

Schedule of Portfolio Investments ETFS Zacks Earnings Small-Cap U.S. Index Fund (continued)
December 31, 2016

Investments	Shares	Value ($)
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 3.1%
Brinker International, Inc.	139	6,885
Buffalo Wild Wings, Inc.*	48	7,411
Panera Bread Co., Class A*	36	7,383
Six Flags Entertainment Corp.	152	9,114
Wyndham Worldwide Corp.	121	9,241
		40,034
Household Durables - 3.3%
GoPro, Inc., Class A*	502	4,372
Harman International Industries, Inc.	97	10,783
PulteGroup, Inc.	511	9,392
Tempur Sealy International, Inc.*	120	8,194
Toll Brothers, Inc.*	351	10,881
		43,622
Independent Power and Renewable Electricity Producers - 4.2%
Calpine Corp.*	2,160	24,689
NRG Energy, Inc.	2,436	29,865
		54,554
Internet Software & Services - 0.8%
GrubHub, Inc.*	65	2,445
Pandora Media, Inc.*	197	2,569
SINA Corp.*	38	2,310
Yelp, Inc.*	70	2,669
		9,993
IT Services - 3.1%
Computer Sciences Corp.	55	3,268
Leidos Holdings, Inc.	631	32,269
Sabre Corp	101	2,520
Teradata Corp.*	93	2,527
		40,584
Leisure Products - 1.2%
Brunswick Corp	167	9,108
Smith & Wesson Holding Corp.*	315	6,640
		15,748
Machinery - 1.8%
AGCO Corp	416	24,070

Marine - 1.3%
Kirby Corp.*	263	17,490

Media - 0.6%
AMC Networks, Inc., Class A*	158	8,270

Metals & Mining - 5.2%
AK Steel Holding Corp.*	1,414	14,437
Coeur Mining, Inc.*	590	5,363
First Majestic Silver Corp.*	663	5,059
Hecla Mining Co	1,197	6,272
IAMGOLD Corp.*	1,685	6,487
Kinross Gold Corp.*	1,622	5,044
Pan American Silver Corp.	395	5,953
Royal Gold, Inc.	91	5,765
Steel Dynamics, Inc.	274	9,749
Yamana Gold, Inc.	1,584	4,451
		68,580
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
AGNC Investment Corp.	270	4,895
Starwood Property Trust, Inc.	213	4,675
		9,570
Multiline Retail - 0.6%
Kohl’s Corp.	156	7,703

Oil, Gas & Consumable Fuels - 3.8%
Callon Petroleum Co.*	326	5,011
Carrizo Oil & Gas, Inc.*	129	4,818
Diamondback Energy, Inc.*	54	5,457
Energen Corp.*	88	5,075
Gulfport Energy Corp.*	181	3,917
Parsley Energy, Inc., Class A*	156	5,498
PDC Energy, Inc.*	78	5,661
Rice Energy, Inc.*	201	4,291
Southwestern Energy Co.*	378	4,090
WPX Energy, Inc.*	397	5,784
		49,602
Pharmaceuticals - 0.3%
Aerie Pharmaceuticals, Inc.*	108	4,088

Professional Services - 3.8%
ManpowerGroup, Inc.	567	50,389

Road & Rail - 4.8%
Avis Budget Group, Inc.*	1,220	44,749
Swift Transportation Co.*	763	18,587
		63,336
Semiconductors & Semiconductor Equipment - 1.6%
Advanced Micro Devices, Inc.*	418	4,740
Ambarella, Inc.*	40	2,165
Cavium, Inc.*	48	2,997
Cirrus Logic, Inc.*	53	2,997
Marvell Technology Group Ltd.	212	2,941
ON Semiconductor Corp.*	229	2,922
Qorvo, Inc.*	51	2,689
		21,451
Software - 1.4%
Cadence Design Systems, Inc.*	111	2,800
FireEye, Inc.*	192	2,285
Fortinet, Inc.*	78	2,349
Splunk, Inc.*	48	2,455
Take-Two Interactive Software, Inc.*	186	9,168
		19,057
Specialty Retail - 3.5%
American Eagle Outfitters, Inc.	383	5,810
Dick’s Sporting Goods, Inc.	123	6,531
DSW, Inc., Class A	333	7,543
Five Below, Inc.*	169	6,753
Staples, Inc.	799	7,231
Urban Outfitters, Inc.*	202	5,753
Williams-Sonoma, Inc.	134	6,484
		46,105

See accompanying notes to the financial statements.

Schedule of Portfolio Investments ETFS Zacks Earnings Small-Cap U.S. Index Fund (concluded)
December 31, 2016

Investments	Shares	Value ($)
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.6%
Carter’s, Inc.	95	8,207

Trading Companies & Distributors - 3.6%
AerCap Holdings NV*	126	5,243
HD Supply Holdings, Inc.*	641	27,249
United Rentals, Inc.*	134	14,148
		46,640

TOTAL COMMON STOCKS (COST $1,201,882)		1,312,756

Total Investments - 99.8% (Cost $1,201,882)		1,312,756
Other Assets Less Liabilities - 0.2%		3,040
Net assets - 100.0%		1,315,796

*	Non-income producing security.

As of December 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$163,521
Aggregate gross unrealized depreciation	(59,008)
Net unrealized appreciation	$104,513
Federal income tax cost of investments	$1,208,243

See accompanying notes to the financial statements.

Statements of Assets and Liabilities
December 31, 2016

	ETFS Zacks Earnings Large-Cap U.S. Index Fund	ETFS Zacks Earnings Small-Cap U.S. Index Fund
ASSETS:
Investments, at cost	$1,265,820	$1,201,882
Investments, at value	1,343,211	1,312,756
Total Investments	1,343,211	1,312,756
Cash	3,065	2,532
Dividends and interest receivable	1,628	1,242
Total Assets	1,347,904	1,316,530
LIABILITIES:
Advisory fees payable	748	734
Total Liabilities	748	734
NET ASSETS	$1,347,156	$1,315,796
NET ASSETS CONSIST OF:
Paid in Capital	$1,426,818	$1,339,800
Accumulated undistributed net investment income (loss)	3,112	—
Accumulated net realized gains (losses) on investments	(160,165)	(134,878)
Net unrealized appreciation (depreciation) on:
Investments	77,391	110,874
NET ASSETS	$1,347,156	$1,315,796
Shares (unlimited number of shares authorized, no par value)	50,000	50,000
Net Asset Value	$26.94	$26.32

See accompanying notes to the financial statements.

Statements of Operations
For the Year Ended December 31, 2016

	ETFS Zacks Earnings Large-Cap U.S. Index Fund	ETFS Zacks Earnings Small-Cap U.S. Index Fund
INVESTMENT INCOME:
Dividends	$32,171	$30,875
Foreign withholding tax on income	(283)	(72)
Total Investment Income	31,888	30,803

EXPENSES:
Advisory fees (Note 4)	9,397	7,965
Trustees fees (Note 7)	14,750	14,750
Total Net Expenses	24,147	22,715
Net Investment Income (Loss)	7,741	8,088

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(79,381)	(117,615)
In-kind redemptions of investments	80,475	110,807
Net realized gain (loss)	1,094	(6,808)

Change in unrealized appreciation (depreciation) on:
Investments	151,733	204,994
Change in net unrealized appreciation (depreciation)	151,733	204,994
Net realized and unrealized gain (loss)	152,827	198,186
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$160,568	$206,274

See accompanying notes to the financial statements.

Statements of Changes in Net Assets
For the Periods Indicated

	ETFS Zacks Earnings Large-Cap U.S. Index Fund		ETFS Zacks Earnings Small-Cap U.S. Index Fund
	Year Ended December 31, 2016	January 20, 2015* through December 31, 2015	Year Ended December 31, 2016	January 20, 2015* through December 31, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$7,741	$26,924	$8,088	$382
Net realized gain (loss)	1,094	(100,013)	(6,808)	58,578
Change in net unrealized appreciation/depreciation	151,733	(74,342)	204,994	(94,120)
Change in Net Assets Resulting from Operations	160,568	(147,431)	206,274	(35,160)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(6,740)	(24,932)	(7,525)	—
Tax return of capital	(1,344)	—	(7,519)	(2,212)
Total distributions	(8,084)	(24,932)	(15,044)	(2,212)

CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,320,913	5,016,385	1,236,371	3,920,519
Cost of shares redeemed	(2,467,877)	(2,502,386)	(1,320,534)	(2,674,418)
Change in net assets resulting from capital transactions	(1,146,964)	2,513,999	(84,163)	1,246,101
Change in net assets	(994,480)	2,341,636	107,067	1,208,729

NET ASSETS:
Beginning of period	$2,341,636	$—	$1,208,729	$—
End of period	$1,347,156	$2,341,636	$1,315,796	$1,208,729
Accumulated undistributed net investment income (loss) included in end of period net assets	$3,112	$—	$—	$(573)

SHARE TRANSACTIONS:
Beginning of period	100,000	—	54,000	—
Issued	—	50,000	—	54,000
Issued in-kind	50,000	150,000	50,000	100,000
Redeemed	—	—	(4,000)	—
Redemption in-kind	(100,000)	(100,000)	(50,000)	(100,000)
Shares outstanding, end of period	50,000	100,000	50,000	54,000

*	Commencement of investment operations.

(a)	Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

Financial Highlights
For the Periods Indicated

	Selected Data For A Share Outstanding Throughout The Periods Indicated
	Per Share Operating Performance

	Investment Operations
	Net asset value, beginning of period	Net investment income (loss)(c)		Net realized and unrealized gains (losses) on investments	Total from investment operations
ETFS Zacks Earnings Large-Cap U.S. Index Fund
Year ended December 31, 2016	$23.42	$0.13		$3.55	$3.68
January 20, 2015* through December 31, 2015	25.00	0.27		(1.60)	(1.33)
ETFS Zacks Earnings Small-Cap U.S. Index Fund
Year ended December 31, 2016	22.38	0.16		4.06	4.22
January 20, 2015* through December 31, 2015	25.00	—	(g)	(2.60)	(2.60)

*	Commencement of investment operations.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Per share net investment income (loss) has been calculated using the average daily shares method.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the average of bid/ask of Indicative Optimized Portfolio Value (“IOPV”) as of the close of trading on the exchange where Fund shares are listed. IOPV is ETF’s real-time estimated fair value based on most recent intraday price of underlying assets. This value helps investors gauge the current market price against an intraday estimate of Net Asset Value. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.

(g)	Per share amount is less than $0.005.

See accompanying notes to the financial statements.

Selected Data For A Share Outstanding Throughout The Periods Indicated
Per Share Operating Performance							Ratios/Supplemental Data
Distributions					Total Return (a)		Ratios To Average Net Assets (b)		Supplemental Data
Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value(d)	Market value (Unaudited)(e)	Expenses	Net investment income	Net assets, end of period (000)	Portfolio turnover rate(a)(f)

$(0.14)	$—	$(0.02)	$(0.16)	$26.94	15.79%	15.17%	1.67%	0.54%	$1,347	168%
(0.25)	—	—	(0.25)	23.42	(5.37)	(4.96)	1.24	1.15	2,342	82

(0.14)	—	(0.14)	(0.28)	26.32	19.04	18.16	1.85	0.66	1,316	181
—	—	(0.02)	(0.02)	22.38	(10.41)	(9.85)	1.38	0.02	1,209	110

See accompanying notes to the financial statements.

Notes to Financial Statements

December 31, 2016

1. Organization

ETFS Trust (the “Trust”) was organized as a Delaware statutory trust on January 9, 2014 and is authorized to issue multiple series or portfolios. The Trust consisted of two series (collectively the “Funds” or individually a “Fund”): ETFS Zacks Earnings Large-Cap U.S. Index Fund and ETFS Zacks Earnings Small-Cap U.S. Index Fund. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Each Fund seeks to achieve its objective by investing primarily in securities that comprise its relevant index and through transactions that provide substantially similar exposure to securities in the index. Each Fund operates as an index fund and is not actively managed.

The ETFS Zacks Earnings Large-Cap U.S. Index Fund and ETFS Zacks Earnings Small-Cap U.S. Index Fund commenced investment operations on January 20, 2015.

The ETFS Diversified-Factor U.S. Large Cap Index Fund and ETFS Diversified-Factor Developed Europe Index Fund were liquidated on November 28, 2016.

2. Summary of Significant Accounting Policies

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Funds are investment companies and, accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies. The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation:

The net asset value (“NAV”) of each Fund is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange Arca (“NYSE Arca” or the “Listing Exchange”), generally 4:00 p.m. Eastern Standard Time (the “NAV Calculation Time”).

NAV per share is calculated by dividing a Fund’s NAV by the number of Fund shares outstanding.

In calculating each Fund’s NAV, investments generally are valued at their current market value using market quotations. The values of any assets or liabilities of a Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

In certain instances, such as when reliable market quotations are not readily available or are not deemed to reflect current market values, the Fund’s investments will be valued in accordance with each Fund’s pricing policy and procedures as determined in good faith by the Trust’s Board of Trustees (the “Board”). The Board has by appropriate resolutions, designated the Fair Value Pricing Committee to make all necessary determinations of fair value of the portfolio securities for which market quotations are not readily available. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Fund’s NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”

When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Notes to Financial Statements (continued)

December 31, 2016

Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized in three levels listed below:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets on the measurement date that the Funds have the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. For each of the Funds, there were no transfers between levels during the year ended December 31, 2016, based on levels assigned to securities on December 31, 2015 and there were no Level 3 investments held for the year ended December 31, 2016.

The following is a summary of the valuations as of December 31, 2016, for each Fund based upon the three levels defined above. Please refer to the Schedules of Investments for segregation by industry type.

	LEVEL 1		LEVEL 2
	Common Stocks/ Shares of Beneficial	Rights	Common Stocks/ Shares of Beneficial	Rights	TOTAL
ETFS Zacks Earnings Large-Cap U.S. Index Fund	$1,343,211	$—	$—	$—	$1,343,211
ETFS Zacks Earnings Small-Cap U.S. Index Fund	1,312,756	—	—	—	1,312,756

Taxes and Distributions

Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net capital gains to its shareholders. Accordingly, no federal income tax provision is required in the financial statements.

The Board oversees management of the Funds. As of December 31, 2016, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolio’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which a Fund invests. These foreign taxes, if any, are paid by the Funds and disclosed in the Statements of Operations. Foreign taxes payable, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

The management of each Fund intends to make distributions that may be taxed as ordinary income or capital gains.

The tax character of the distributions paid for the tax years ended December 31, 2016 and December 31, 2015, were as follows:

	Year Ended December 31, 2016				Year Ended December 31, 2015
	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
ETFS Zacks Earnings Large-Cap U.S. Index Fund	$6,740	$—	$1,344	$8,084	$24,932	$—	$—	$24,932
ETFS Zacks Earnings Small-Cap U.S. Index Fund	7,525	—	7,519	15,044	—	—	2,212	2,212

Notes to Financial Statements (continued)

December 31, 2016

At December 31, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
ETFS Zacks Earnings Large-Cap U.S. Index Fund	$—	$—	$(160,170)	$80,508
ETFS Zacks Earnings Small-Cap U.S. Index Fund	—	—	(128,517)	104,513

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses.

Permanent differences, primarily due to gain (loss) on in-kind redemptions, foreign currency gains and losses, Passive Foreign Investment Companies gains and losses, and recharacterization of dividends received from investments in Real Estate Investment Trusts resulted in the following reclassifications, as of December 31, 2016, among the Funds’ components of net assets:

	Accumulated undistributed net investment income (loss)	Accumulated net realized gain (loss) on investments	Paid in capital
ETFS Zacks Earnings Large-Cap U.S. Index Fund	$2,111	$(81,386)	$79,275
ETFS Zacks Earnings Small-Cap U.S. Index Fund	10	(102,353)	102,343

For the tax year ended December 31, 2016, the following funds had available post-enactment capital loss carryforwards to offset future net capital gains to the extent provided by regulations:

	Short-Term	Long-Term	Total
ETFS Zacks Earnings Large-Cap U.S. Index Fund	$154,785	$5,385	$160,170
ETFS Zacks Earnings Small-Cap U.S. Index Fund	84,440	44,077	128,517

Under current tax rules, Regulated Investment Companies can elect to treat certain post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of December 31, 2016, none of the Funds had post-October capital losses.

3. Investment Transactions and Related Income and Expenses

Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.

Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date, or as soon as information is available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Transactions with Related Parties, Investment Advisory Fees

Under the terms of the Trust’s Investment Advisory Agreement (the “Advisory Agreement”), ETF Securities Advisors LLC (the “Advisor”) is subject to the supervision of the Board and will be responsible for the day-to-day business of the Trust, including the day-today management of risk of the Funds in accordance with each Fund’s investment objectives and policies. As compensation for its advisory services and assumption of each Fund’s expenses, the Advisor is entitled to a management fee, computed daily and payable monthly, at an annual rate of 0.65% of average daily net assets of each Fund, upon commencement of each Fund’s operations. Vident Investment Advisory, LLC (the “Sub-Advisor”) serves as the sub-advisor to the Funds.

The Advisor pays most of the expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate (“Covered Expenses”). Covered Expenses do not include the fee payments under the Investment Advisory Agreement, interest expenses, brokerage commissions and other trading expenses and fees and expenses of the independent trustees.

Notes to Financial Statements (continued)

December 31, 2016

5. Administration Fees

JPMorgan Chase Bank, N.A. (“the Administrator”) serves as administrator of the Funds. The Administrator provides certain administrative services to the Funds. For these services, the Administrator is entitled to certain fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

6. Custodian Fees

JPMorgan Chase Bank, N.A. (the “Custodian”) acts as custodian for the Funds in accordance with a Global Custody Agreement. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. As compensation for the services rendered under the agreement, the Custodian is entitled to fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

7. Trustees Fees

Each of the two independent Trustees is paid quarterly an aggregate fee consisting of a $25,000 annual retainer plus expenses which is equally allocated among the Funds for his or her services as a Trustee of the Trust and as a member of any Board committees.

8. Distribution and Service Plan

ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor and distributes Creation Units (as defined in Note 9). Each Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act pursuant to which payment of up to 0.25% of average daily net assets may be made. However, the Board has determined that no such expense will be incurred through the next twelve months of operation.

9. Issuance and Redemption of Fund Shares

Each Fund issues and redeems shares only to Authorized Participants (typically market makers, large investors and institutions) in exchange for the deposit or delivery of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares. Retail investors may only purchase and sell fund shares on a national securities exchange through a broker-dealer and such transaction may be subject to customary commission rates imposed by the broker-dealer. Information related to share transactions for each fund during the reporting period is presented on the Statements of Changes in Net Assets.

10. Investment Transactions

For the year ended December 31, 2016, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

Fund	Purchases	Sales
ETFS Zacks Earnings Large-Cap U.S. Index Fund	$2,568,845	$2,892,335
ETFS Zacks Earnings Small-Cap U.S. Index Fund	2,240,269	2,575,475

11. In-Kind Transactions

Each Fund delivers its investment securities in exchange for the redemption of shares (redemptions-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, each Fund recorded net realized gains and losses in connection with each transaction.

For the year ended December 31, 2016, the fair value of the securities transferred for redemptions, and the realized gains (losses) recorded in connection with the transactions were as follows:

Fund	Fair Value	Net Realized Gains (Losses)
ETFS Zacks Earnings Large-Cap U.S. Index Fund	$2,179,906	$80,475
ETFS Zacks Earnings Small-Cap U.S. Index Fund	1,005,321	110,807

Notes to Financial Statements (concluded)

December 31, 2016

During the period, each Fund received securities in exchange for subscriptions of shares (subscriptions-in kind). For the year ended December 31, 2016, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
ETFS Zacks Earnings Large-Cap U.S. Index Fund	$1,338,348
ETFS Zacks Earnings Small-Cap U.S. Index Fund	1,243,986

12. Principal Risks

The Funds’ investments are subject to a variety of risks that may cause the Funds’ net asset values to fluctuate over time. Therefore, the value of an investment in a Fund could decline and an investor could lose money. Also, there is no assurance that the Advisor or the Sub-Advisor will achieve the Funds’ objectives.

An investment is subject to the following risks:

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in a Fund being unable to buy or sell certain securities or financial instruments. In such circumstances a Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity Securities Risk

Each Fund invests in equity securities, which are subject to changes in value that may be attributable to market perception of a particular issuer or the general stock market fluctuations that affect all issues. Investments in equity securities may be more volatile than investments in other asset classes. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.

Market Risk

Each Fund is subject to market risks that can affect the value of its shares, sometimes rapidly and unpredictably. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market. A Fund will typically lose value when its benchmark Index declines.

13. Indemnifications

Under the Trust’s organizational documents, the Trustees (and its directors, employees and agents) and the Sponsor (and its members, managers, directors, officers, employees and affiliates) are indemnified by the Trust against any liability, cost or expense it incurs without gross negligence, bad faith or willful misconduct on its part and without reckless disregard on its part of its obligations and duties under the Trust’s organizational documents. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

14. Subsequent Events

Subsequent to December 31, 2016, pursuant to a plan of liquidation approved by the Board, the ETFS Zacks Earnings Large-Cap U.S. Index Fund and ETFS Zacks Earnings Small-Cap U.S. Index Fund ceased operations and liquidated on January 30, 2017.

In preparing the financial statements as of December 31, 2016, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events other than that described above, requiring recognition or disclosure were identified through the date of the release of this report.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
ETFS Trust:

We have audited the accompanying statements of assets and liabilities of ETFS Zacks Earnings Large-Cap U.S. Index Fund and ETFS Zacks Earnings Small-Cap U.S. Index Fund (the “Funds”), each a series of ETFS Trust, including the schedules of investments, as of December 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period from January 20, 2015 (commencement of investment operations) to December 31, 2015. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with custodians or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of ETFS Zacks Earnings Large-Cap U.S. Index Fund and ETFS Zacks Earnings Small-Cap U.S. Index Fund as of December 31, 2016, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the year then ended and for the period from January 20, 2015 (commencement of investment operations) to December 31, 2015, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 14 to the financial statements, pursuant to a plan of liquidation approved by the Funds’ Board of Trustees, the Funds ceased operations and liquidated subsequent to the date of the Statement of Assets and Liabilities. Our opinion is not modified with respect to this matter.

New York, New York

February 24, 2017

See accompanying notes to the financial statements.

Tax Information

December 31, 2016 (Unaudited)

Qualified Dividend Income (QDI)

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following ordinary dividends paid during the fiscal year ended December 31, 2016 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates in 2016:

Fund	QDI AMOUNT
ETFS Zacks Earnings Large-Cap U.S. Index Fund	100.00%
ETFS Zacks Earnings Small-Cap U.S. Index Fund	100.00

Corporate Dividends Received Deduction (DRD)

A percentage of the dividends distributed during the fiscal year for the following Funds qualifies for the dividends received deduction for corporate shareholders:

Fund	CORPORATE DRD PECENTAGE
ETFS Zacks Earnings Large-Cap U.S. Index Fund	100.00%
ETFS Zacks Earnings Small-Cap U.S. Index Fund	100.00

See accompanying notes to the financial statements.

ETFS Trust

Expense Examples (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the commencement of operations and held through the period ended December 31, 2016.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2016.

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

ETFS Trust

Expense Examples (Unaudited) (concluded)

	Beginning Account Value	Ending Account Value 12/31/16	Expenses Paid During the Period*	Annualized Expense Ratio During Period
ETFS Zacks Earnings Large-Cap U.S. Index Fund
Actual	$1,000.00	$1,050.90	$9.69	1.88%
Hypothetical	$1,000.00	$1,015.69	$9.53	1.88%
ETFS Zacks Earnings Small-Cap U.S. Index Fund
Actual	$1,000.00	$1,129.10	$10.44	1.95%
Hypothetical	$1,000.00	$1,015.33	$9.88	1.95%

*	Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

ETFS Trust

Board Approval of Continuation of Investment Advisory Agreement (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940, as amended, the continuation of a fund’s investment advisory agreement must be approved both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees of ETFS Trust (the “Trust”), a majority of which consists of Independent Trustees, held an in-person meeting on December 1, 2016, to consider the continuation of the investment advisory agreement between ETF Securities Advisors LLC (“ETFS”) and the Trust (the “Agreement”) on behalf of the ETFS Zacks Earnings Large-Cap U.S. Index Fund and ETFS Zacks Earnings Small- Cap U.S. Index Fund (each a “Fund” and together the “Funds”). Pursuant to the Agreement and with respect to each Fund, ETFS acts as investment adviser. ETFS, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with each Fund’s investment objective and policies, among other services.

Before voting on the continuation of Agreement, the Board reviewed the Agreement with representatives of ETFS, as well as counsel to the Trust, and received a memorandum from counsel to the Trust discussing the legal standards for their consideration of the Agreement. The Independent Trustees also discussed the Agreement in an executive session with counsel to the Trust at which no representatives of ETFS were present.

In evaluating whether to approve the continuation of the Agreement for each Fund, the Board considered numerous factors, including: (i) the nature, extent and quality of the services provided to each Fund by ETFS under the Agreement; (ii) the advisory fees paid by each Fund pursuant to the Agreement; (iii) the costs of the services provided to each Fund and the anticipated profits realized by ETFS (and its affiliates) from its relationship with each Fund; (iv) the extent to which economies of scale are realized by shareholders as each Fund’s assets increased; and (v) any additional benefits or other considerations deemed relevant. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the continuation of the Agreement, and individual Trustees may have given different weight to various factors.

The Board reviewed materials prepared by ETFS and received oral presentations from ETFS personnel regarding the nature, extent and quality of services provided, including, as applicable, information on its reputation within the industry, business operations and financial condition, personnel, brokerage and other trading practices, historical performance, and relevant compliance policies and procedures. The Board considered and was satisfied with the qualifications and expertise of ETFS with respect to management of each Fund and oversight of the services provided by other service providers. Based on the totality of the information considered, the Board concluded that ETFS had sufficient resources and experience to provide Advisory services to each Fund and that it was satisfied with the nature, extent and quality of the services provided by ETFS.

The Board considered the costs and expenses incurred by ETFS in providing advisory services and evaluated the compensation and benefits received by ETFS from its relationships with each Fund. With respect to the costs of services provided and profits realized under the Agreement, the Board considered the resources involved in managing each Fund, as well as the fee structure and total expense ratio for each Fund. The Board noted that each Fund’s fee structure was a “unitary fee” structure under which each Fund paid a single advisory fee and out of which each Fund’s expenses, except for excluded expenses, were paid. The Board reviewed each Fund’s advisory fee, which was paid to ETFS, and compared the proposed advisory fee to those paid by comparable funds. The Board noted that each Fund’s advisory fee was within the range of, and in certain instances lower than, advisory fees paid by other peer funds, as identified by ETFS, with a unitary fee structure.

Given all the information available to it and considering all material factors, the Board, including the Independent Trustees, concluded that the terms of the Agreement were fair and reasonable and that the approval of the continuation of the Agreement was in the best interests of each Fund and each Fund’s shareholders.

ETFS Trust

Trustees and Officers (Unaudited)

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee During Past 5 Years
Interested Trustees

Graham Tuckwell***
(1956)	President, 2015 - present Trustee, 2014 - present	ETFS Trust, President, October 2015-present; ETF Securities, Chairman, 2005-present	2	Chairman, ETFS Management Company (Jersey), ETFS Holdings (Jersey) Limited, Gold Bullion Securities Limited, ETFS Metal Securities Australia Limited (formerly known as Gold Bullion Securities Limited), ETFS Oil Securities Limited, 2005-present; Chairman, ETFS Commodity Securities Limited, 2006-present; Chairman, ETFS Foreign Exchange Limited, 2009-present; Chairman, ETFS Hedged Commodity Securities Limited, 2012-present; Chairman, ETFS Commodity Securities Australia Limited, 2013-present; Chairman, Swiss Commodity Securities Limited, 2013-present; Chairman, ETFS Hedged Metal Securities Limited, 2013-present; Chairman, ETFS Equity Securities Limited, 2014-present; Director, GO UCITS ETF Solutions PLC, 2008-present; Director, GO ETF Management Limited (Ireland), 2008-present; President and Chief Executive Officer, ETF Securities USA LLC, 2009-present

Independent Trustees

Stephen O’Grady*
(1946)	Trustee, 2014 - present	GFI Group Inc (GFIG) Financial Brokerage, Head of ETF Unit, February 2011-January 2012; Kellogg Capital, Partner, January 2011 -April 2014	2	Trustee, Greenhaven Continuous Commodity ETF (GCC), January 2013-present; Trustee, Acacia Group LLC, June 2014-present; Trustee, Infracap- Master Limited Partnership ETF, November 2014-present

William M. Thomas**
(1962)	Trustee, 2014 - present	Active ETF Partners, Managing Partner, December 2012-present; Curian Capital, Senior Vice President, March 2012-December 2012; Grail Advisers, Chief Executive Officer, May 2008-May 2011	2	President and Interested Trustee, Grail Advisors ETF Trust, 2009-2011; Chairman, Squirrel Island, Maine, Squirrel Island Board of Overseers, 2009-present

Officers of the Trust

Joe Roxburgh***
(1972)	Treasurer, 2014 - present	ETF Securities, Chief Financial Officer, November 2012-present; Alcora Group, Group Finance Director and Company Secretary, April 2006-November 2012	2

Adam Rezak***
(1969)	Chief Compliance Officer, 2014 - present	ETF Securities, Chief Compliance Officer, July 2014-present; Guggenheim Partners, Chief Compliance Officer, October 2007- December 2013	2

JoAnn Carter***
(1964)	Assistant Secretary, 2016 - present	JPMorgan Chase Bank, N.A., Assistant Vice President, 2013-present; BNY Mellon, Senior Associate, 2011-2013	2

*	Chair of the Audit Committee.
**	Chair of the Governance and Nominating Committee.
***	Elected by and serves at the pleasure of the Board.
+	As of January 8, 2015.

Additional Information (Unaudited)

December 31, 2016

Proxy Voting Information

A description of ETFS Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.etfsecurities.com or the Securities and Exchange Commission’s (“SEC”) SEC’s website at www.sec.gov or by calling 844-ETFS-BUY (844-383-7289).

When available, information regarding how a Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling 844-ETFS-BUY (844-383-7289) or visit www.etfsecurities.com or the SEC’s website at www.sec.gov.

Portfolio Holdings Information

Information about each Fund’s daily portfolio holdings is available at www.etfsecurities.com. In addition, each Fund discloses its complete portfolio holdings as of the end of its fiscal year (December 31) and its second fiscal quarter (June 30) in its reports to shareholders. Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (March 31 and September 30, respectively) of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

ETFS Trust

c/o ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

Must be accompanied or preceded by a Prospectus.

Distributor: ALPS Distributors, Inc.

Item 2. Code Of Ethics.

(a)	As of the end of the period, December 31, 2016, the Registrant has adopted a Senior Financial Code of Ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”).

(b)	Not Applicable.

(c)	The Registrant has not amended its Code of Ethics during the period covered by this report.

(d)	The Registrant has not granted any waivers, including an implicit waiver, from any provisions of its Code of Ethics during the period covered by this report.

(e)	Not Applicable.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least two “audit committee financial experts” (as defined in Item 3 of Form N-CSR), serving on its audit committee. Stephen O’Grady and William M. Thomas are the “audit committee financial experts” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the Registrant’s Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for ETFS Trust for the years ended December 31, 2015 and December 31, 2016 were:

2015
Audit Fees – KPMG(a)	$70,000
Audit Fees – Deloitte*	33,000
Audit Related Fees(b) – KPMG	—
Audit Related Fees – Deloitte	—
Tax Fees(c) – KPMG	28,000
Tax Fees – Deloitte	—
All Other Fees (d) – KPMG	—
All Other Fees – Deloitte	—
Total:	$131,000

*On December 10, 2015, KPMG LLP (“KPMG”) replaced Deloitte & Touche LLP (“Deloitte”) as the Trust’s independent registered public accounting firm to audit and report on the financial statements.

2016
Audit Fees(a) – KPMG	$90,000
Audit Related Fees(b) – KPMG	—
Tax Fees(c) – KPMG	28,000
All Other Fees (d) – KPMG	—
Total:	118,000

(a)

Audit Fees: These fees relate to professional services rendered by KPMG for the audits of the Registrant’s annual financial statements or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filing or engagements. These services include the audits of the financial statements of the Registrant, issuance of consents and assistance with review of documents filed with the SEC.

(b)

Audit-Related Fees: These fees relate to assurance and related services rendered by KPMG that are reasonably related to the performance of the audit or review of the Registrant’s financial statements, but not reported under “Audit Fees” above.

(c)	Tax Fees: These fees relate to professional services rendered by KPMG for tax compliance, tax advice and tax planning.

(d)	All Other Fees: These fees relate to products and services provided by KPMG other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)(1)	The Registrant’s Audit Committee Charter provides that the Audit Committee is responsible for the approval of, prior to the appointment of, the engagement of the principal accountant to annually audit the Registrant’s financial statements. The Audit Committee must also pre-approve the engagement of the principal accountant to provide non-audit services to the Registrant, ETFS or to any entity controlling, controlled by or under common control with ETFS that provides ongoing services to the Registrant, if the engagement has a direct impact on the operations or financial reporting of the Registrant. The pre-approvals may be delegated to a designated representative (or representatives) of the audit committee and such pre-approvals and approvals must be reported to the full Audit Committee at its next meeting. Each designated representative must be a member of the Audit Committee.

(e)(2)	No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) or (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)	Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended December 31, 2015 and December 31, 2016: $[ ] and $[ ], respectively.

(h)	The Registrant’s Audit Committee has considered whether the provision of non-audit services to Service Affiliates, not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the registered public accountant’s independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. All of the Board’s independent Trustees, Stephen O’Grady and William M. Thomas, are members of the Audit Committee.

(b)	Not Applicable.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable.

Item 10. Submission Of Matters To A Vote Of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls And Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ETFS Trust

By:	/s/ Graham Tuckwell
Graham Tuckwell
President
March 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Graham Tuckwell
Graham Tuckwell
President
March 6, 2017

By:	/s/ Joe Roxburgh
Joe Roxburgh
Treasurer and Principal Financial Officer
March 6, 2017